Income taxes - Expiry of tax losses and unused tax credits (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Expiry of tax losses carried forward and unused tax credits
Tax losses carried forward, Recognized	€ 3,147	€ 3,810
Tax losses carried forward, Unrecognized	18,449	18,706
Total tax losses carried forward	21,596	22,516
Tax credits, Recognized	513	555
Tax credits, Unrecognized	37	32
Total tax credits	550	587
Undistributed earnings for which no deferred tax liability has been recognized	1,578	1,074
Within 10 years
Expiry of tax losses carried forward and unused tax credits
Tax losses carried forward, Recognized	1,338	1,853
Tax losses carried forward, Unrecognized	1,491	1,681
Total tax losses carried forward	2,829	3,534
Tax credits, Recognized	367	395
Tax credits, Unrecognized	21	23
Total tax credits	388	418
Thereafter
Expiry of tax losses carried forward and unused tax credits
Tax losses carried forward, Recognized	135	79
Tax losses carried forward, Unrecognized	25	17
Total tax losses carried forward	160	96
Tax credits, Recognized	111	94
Tax credits, Unrecognized	5
Total tax credits	116	94
No expiry
Expiry of tax losses carried forward and unused tax credits
Tax losses carried forward, Recognized	1,674	1,878
Tax losses carried forward, Unrecognized	16,933	17,008
Total tax losses carried forward	18,607	18,886
Tax credits, Recognized	35	66
Tax credits, Unrecognized	11	9
Total tax credits	€ 46	€ 75